Finance and operating leases - Lease expenses and income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Short-term lease expense	$ 28,518	$ 15,305
Operating lease expense	2,242	3,007
Operating lease income	$ (683)	$ (6,182)